Summary Prospectus Supplement	January 30, 2016

Putnam Diversified Income Trust
Summary Prospectus dated January 30, 2016

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now D. William Kohli, Michael Atkin, Michael Salm and Paul Scanlon.

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